UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-04722

FMI Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 226-4555
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: September 30, 2008

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2008

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund
October 28, 2008

Dear Fellow Shareholders:

The attached note from Scott touches on the third quarter and fiscal year 2008 performance, which, for the FMI Provident Trust Strategy Fund, was quite good.  Those returns, however, seem a distant memory, given the market slide of the last 60 days.  To say the financial markets have been difficult and volatile would be a classic understatement.  Virtually no segment of the financial markets has remained unscathed.  Particularly difficult are today’s credit markets, which are making it challenging for companies to transact business and finance even the shortest-term financial instruments of even the highest quality companies.  The equity markets have been equally difficult with all the major indices, as of this writing, now down over 40% from their 52-week highs reached in October of 2007.  The problems and issues plaguing both our economy and the markets became vividly apparent in the last 60 days, and despite coordinated action of U.S. and foreign authorities, as well as the commitment of hundreds of billions of dollars, stocks have continued to fall.

What is one to do in such an environment?  The first thing is to step back, take a deep breath, and try to look at where we are today.  Trying to do so in an environment such as this is never easy; however, doing so is critical to achieving solid long-term investment results.  Historically, deep pessimism of this nature gives rise to excellent long-term investment returns.  We have no doubt that economic news will remain negative for many months to come.  We also have no doubt that the market will perform its normal discounting function, as it has done in the past, and be advancing as the news worsens, looking beyond the current valley, and into the inevitable economic upturn.  In our view, the last 16 months, and 40%+ market declines, have discounted much, but probably not all, of what we are now seeing on the economic front, and what we’ll likely see for several more months.

All of us as shareholders have been well served by Scott having maintained a defensive posture with high cash reserves.  As the economic and stock market clouds clear, Scott and his team will become more fully invested.  Scott has built a strong long-term record with the FMI Provident Trust Strategy Fund, and the portfolio of companies we currently own represent good long-term investment values for those with a 2-4 year time horizon.

As always, we thank you very much for your continued support of, and investment in the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave. • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

October 8, 2008

Dear Fellow FMI Provident Trust Strategy Shareholders,

FMI Provident Trust Strategy Fund lost 10.69% for the fiscal year ended September 30, 2008 vs. the S&P 500’s 21.98% loss.  Our significant cash position, 41% as of September 30, 2008, combined with better than market stock selection reduced our loss.  Over the past five years, the portfolio gained 9.34% annually compared to the S&P 500’s +5.16%.

The worst credit crisis since the 1930’s should result in negative GDP for the next several quarters.  Consumer spending, which carried our economy to positive growth for seventeen consecutive years, is now declining and auto sales for the “Big 3” slumped to a 25-year low.  Thankfully, the “commodity fever” has broken with oil prices down over 40% which should ease overall inflation to 1% in 2009.  Nominal GDP, the combination of real economic growth and inflation, will be barely positive in 2009 versus the since 1990 average of 5%.

We are forced to lower our 2008 calendar year return assumption for the S&P 500 to a loss of 25% to 35%.  We now estimate S&P 500 profits for 2008 of $60-$70 which, multiplied by our expected price/earnings valuation of 15x equates to an S&P 500 calendar year-end target of 900 – 1050.  Since we started writing about the credit crunch a year ago, events have exceeded our cautious outlook.  Just as the leveraging cycle took many years, so too will the financial deleveraging process.  For the September, 2009 year we estimate corporate earnings growth of +10% from this years “kitchen sink” levels along with a stable price/earnings valuation.

Our Board of Directors has declared a distribution effective October 30, 2008 of $0.021465 per share from net investment income, payable October 31, 2008, to shareholders of record on October 29, 2008.

We attempt to flexibly allocate the FMI Provident Trust Strategy Fund based on our analysis of economic relative valuation and corporate trends.  We will become more fully invested when the credit contraction and confidence crisis abates; conversely, we will buy high quality bonds and raise more liquidity if current conditions deteriorate.

Thank you for your investment in and support of the FMI Provident Trust Strategy Fund.

Best regards,

J. Scott Harkness, CFA
Portfolio Manager

FMI Provident Trust Strategy Fund
COST DISCUSSION

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Industry Sectors as of September 30, 2008

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/01/08	Value 9/30/08	Period* 4/01/08-9/30/08
FMI Provident Trust Strategy Fund Actual	$1,000.00	$979.60	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05
*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period between April 1, 2008 and September 30, 2008).

FMI Provident Trust Strategy Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
September 30, 2008

FMI Provident Trust Strategy Fund (FMIRX) lost 10.69% for the year ended September, 2008, outperforming the S&P 500’s 21.98% loss.  Significant cash reserves, 41% at September 30, 2008, combined with smaller than market losses in our equity holdings helped our return.  Over the past five years, the portfolio gained 9.34% annually, above the S&P 500’s +5.16% return.  Express Scripts, Helmerich & Payne and Charles Schwab were the top contributors to 2008 fiscal year results.  Manpower, Infosys and Cognizant Technology were significant under performers.  Significant portfolio purchases since July include: DeVry, and SunPower.  Significant portfolio sales since July include: Fastenal and Stryker.

Comparison of Change in Value of $10,000 Investment in FMI Provident Trust Strategy Fund* and Standard & Poor’s 500 Stock Index**

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*
For the 1999-2000 fiscal years, Resource Capital Advisers, Inc. was the Fund’s investment adviser. On October 15, 2001, Fiduciary Management, Inc. became the investment adviser.

For the 1999-2001 fiscal years and through January 31, 2002, the portfolio manager for the Fund was Palm Beach Investment Advisers, LLC. From February 1, 2002 through September 8, 2002, Fiduciary Management, Inc. was the Fund’s portfolio manager and beginning September 9, 2002, Provident Trust Company became the Fund’s portfolio manager.

The Fund changed its fiscal year from June 30 to September 30 in 2005.

**
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

AVERAGE ANNUAL TOTAL RETURN
1-Year	5-Year	10-Year
-10.69%	+9.34%	+4.77%

FMI Provident Trust Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS:
Investments in securities, at value (cost $53,133,685)	$56,159,567
Receivable from shareholders for purchases	423,951
Dividends and interest receivable	50,225
Total assets	$56,633,743
LIABILITIES:
Payable to shareholders for redemptions	$96,966
Payable to adviser for management and administrative fees	34,916
Other liabilities	3,710
Total liabilities	135,592
NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares authorized; 7,856,642 shares outstanding	55,793,796
Net unrealized appreciation on investments	3,025,882
Accumulated net realized loss on investments	(2,497,883)
Undistributed net investment income	176,356
Net assets	56,498,151
Total liabilities and net assets	$56,633,743
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($56,498,151 ÷ 7,856,642 shares outstanding)	$7.19

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares or Principal Amount		Cost	Value
COMMON STOCKS — 58.8% (a)
COMMERCIAL SERVICES SECTOR — 2.5%
	Personnel Services — 2.5%
33,050	Manpower Inc.	$1,712,215	$1,426,438
CONSUMER SERVICES SECTOR — 3.1%
	Other Consumer Services — 3.1%
35,230	DeVry, Inc.	1,773,528	1,745,294
FINANCE SECTOR — 15.1%
	Investment Banks/Brokers — 10.8%
7,960	CME Group Inc.	3,560,603	2,957,220
121,270	Charles Schwab Corp.	1,964,707	3,153,020
		5,525,310	6,110,240
	Investment Managers — 4.3%
45,000	T. Rowe Price Group Inc.	1,444,843	2,416,950
HEALTH SERVICES SECTOR — 9.9%
	Health Industry Services — 9.9%
47,600	Express Scripts, Inc.*	1,763,676	3,513,832
50,000	Pharmaceutical Product
	Development, Inc.	1,758,725	2,067,500
		3,522,401	5,581,332
INDUSTRIAL SERVICES SECTOR — 8.8%
	Contract Drilling — 4.8%
62,500	Helmerich & Payne, Inc.	2,418,269	2,699,375
	Engineering & Construction — 4.0%
42,350	Jacobs Engineering
	Group Inc.*	1,581,090	2,300,028
PRODUCER MANUFACTURING SECTOR — 4.6%
	Electrical Products — 4.6%
36,380	SunPower Corp.*	2,719,852	2,580,433
RETAIL TRADE SECTOR — 4.2%
	Home Improvement Chains — 4.2%
48,310	Fastenal Co.	1,350,581	2,386,031
TECHNOLOGY SERVICES SECTOR — 8.6%
	Information Technology Services — 8.6%
112,970	Cognizant Technology
	Solutions Corp.*	3,982,954	2,579,105
68,460	Infosys Technologies
	Ltd. SP-ADR	3,102,216	2,280,403
		7,085,170	4,859,508
TRANSPORTATION SECTOR — 2.0%
	Trucking — 2.0%
72,000	Heartland Express, Inc.	1,070,856	1,117,440
	Total common stocks	30,204,115	33,223,069
SHORT-TERM INVESTMENTS — 40.6% (a)
	Federal Agencies — 27.4%
$5,000,000	Federal Home Loan Bank,
	2.23%, due 10/03/08	4,999,380	4,999,380
3,000,000	Federal Home Loan Bank,
	1.90%, due 10/08/08	2,998,892	2,998,892
3,500,000	Federal Home Loan Bank,
	1.80%, due 10/14/08	3,497,725	3,497,725
2,000,000	Federal Home Loan Bank,
	2.33%, due 10/31/08	1,996,117	1,996,117
2,000,000	Federal National
	Mortgage Association,
	2.53%, due 11/28/08	1,990,372	1,990,372
	Total federal agencies	15,482,486	15,482,486
	U.S. Treasury Securities — 5.3%
3,000,000	U.S. Treasury Bills,
	1.83%, due 12/11/08	2,989,172	2,996,100
	Variable Rate Demand Notes — 7.9%
2,451,225	U.S. Bank, N.A., 3.68%	2,451,225	2,451,225
2,006,687	Wisconsin Corporate
	Central Credit
	Union, 3.60%	2,006,687	2,006,687
	Total variable rate
	demand notes	4,457,912	4,457,912
	Total short-term
	investments	22,929,570	22,936,498
	Total investments
	— 99.4%	$53,133,685	56,159,567
	Cash and receivables,
	less liabilities — 0.6% (a)		338,584
	TOTAL NET
	ASSETS — 100.0%		$56,498,151

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR – American Depositary Receipts

The accompanying notes to financial statements are an integral part of this schedule.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2008

INCOME:
Dividends	$379,418
Interest	569,772
Total income	949,190

EXPENSES:
Management fees	399,446
Administrative and accounting services	82,508
Transfer agent fees	69,571
Professional fees	38,192
Registration fees	33,915
Printing and postage expenses	15,726
Custodian fees	15,515
Board of Directors fees	11,100
Insurance fees	8,620
Other expenses	7,841
Total expenses before reimbursement	682,434
Less expenses reimbursed by adviser	(113,988)
Net expenses	568,446
NET INVESTMENT INCOME	380,744
NET REALIZED LOSS ON INVESTMENTS	(1,750,694)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	(5,186,475)
NET LOSS ON INVESTMENTS	(6,937,169)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,556,425)

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2008 and 2007

	2008	2007
OPERATIONS:
Net investment income	$380,744	$559,224
Net realized loss on investments	(1,750,694)	(746,024)
Net (decrease) increase in unrealized appreciation on investments	(5,186,475)	5,656,701
Net (decrease) increase in net assets from operations	(6,556,425)	5,469,901
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.0790 and $0.0683 per share, respectively)	(586,973)	(336,652)
Distributions from net realized gains ($0.3060 per share)	—	(1,471,861)
Total distributions	(586,973)	(1,808,513)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (2,034,057 and 3,585,909 shares, respectively)	15,414,483	28,510,228
Net asset value of shares issued in distributions reinvested
(72,733 and 235,709 shares, respectively)	580,889	1,757,646
Cost of shares redeemed (1,665,933 and 1,167,183 shares, respectively)	(12,607,863)	(9,195,841)
Net increase in net assets derived from Fund share activities	3,387,509	21,072,033
TOTAL (DECREASE) INCREASE	(3,755,889)	24,733,421
NET ASSETS AT THE BEGINNING OF THE YEAR	60,254,040	35,520,619
NET ASSETS AT THE END OF THE YEAR (Includes undistributed
net investment income of $176,356 and $382,585, respectively)	$56,498,151	$60,254,040

The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

				For the
				Period From
				July 1, 2005 to		Years Ended
	Years Ended September 30,			September 30,		June 30,
	2008	2007	2006	2005		2005	2004
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.13	$7.46	$7.12	$7.10		$6.56	$5.22
Income from investment operations:
Net investment income (loss)	0.05	0.09	0.04	(0.00	)*	(0.02)	(0.03)
Net realized and unrealized
(loss) gains on investments	(0.91)	0.95	0.51	0.25		1.05	1.37
Total from investment operations	(0.86)	1.04	0.55	0.25		1.03	1.34
Less distributions:
Distributions from net investment income	(0.08)	(0.07)	—	—		—	(0.00	)*
Distributions from net realized gains	—	(0.30)	(0.21)	(0.23)		(0.49)	—
Total from distributions	(0.08)	(0.37)	(0.21)	(0.23)		(0.49)	(0.00	)*
Net asset value, end of period	$7.19	$8.13	$7.46	$7.12		$7.10	$6.56
TOTAL RETURN	(10.69% )	14.47%	7.77%	3.49%	**	16.96%	25.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	56,498	60,254	35,521	23,100		19,534	8,187
Ratio of expenses (after reimbursement) to average net assets (a)	1.00%	1.00%	1.00%	1.00%	***	1.20%	1.20%
Ratio of net investment income (loss) to average net assets (b)	0.67%	1.17%	0.51%	(0.05%	)***	(0.28% )	(0.54%	)
Portfolio turnover rate	78%	52%	84%	8%		38%	49%

(a)
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2008, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005 and 2004, the ratios would have been 1.20%, 1.23%, 1.40%, 2.18%***, 1.82% and 1.89%, respectively.

(b)
If the Fund had paid all of its expenses for the years ended September 30, 2008, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005 and 2004, the ratios would have been 0.47%,  0.94%, 0.11%, (1.23)%***, (0.90%) and (1.23%), respectively.

*	Amount less than $0.005 per share.
**	Not Annualized.
***	Annualized.
The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2008

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of one non-diversified fund – FMI Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

(a)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  Variable rate demand notes are recorded at par value which approximates market value.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The adoption of SFAS No. 157 will not impact the financial statement amounts; however, additional disclosures will be required regarding the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations.

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(e)
The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(f)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(h)
No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008

(1)	Summary of Significant Accounting Policies — (Continued)

(i)
Effective March 31, 2008, the Fund adopted FASB Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of Wisconsin.  As of September 30, 2008, open Federal and Wisconsin tax years include the tax years ended September 30, 2005 through 2008.  The Fund has no examinations in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	The Fund changed its fiscal year from June 30 to September 30 in 2005.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has entered into a management agreement with Fiduciary Management, Inc. (“FMI”), with whom certain officers and a director of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets and 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

The Adviser entered into a sub-advisory agreement with Provident Trust Company (“PTC”) to assist it in the day-to-day management of the Fund.  PTC determines which securities will be purchased, retained or sold for the Fund.  The Adviser pays PTC a fee equal to 0.60% of the daily net assets up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund.  For the year ended September 30, 2008, there were no contractual reimbursements required.  In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.00% of the Fund’s daily net assets.  These reimbursements amounted to $113,988 for the fiscal year ended September 30, 2008.  PTC in turn, pays to FMI 80% of the amount reimbursed by FMI.

The Fund has an administrative agreement with FMI to supervise all aspects of the Fund’s operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.20% on the first $25,000,000 of the daily net assets of the Fund, 0.10% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

The Fund has entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the year ended September 30, 2008, no such expenses were incurred.

Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, are distributed to shareholders at least annually.  On October 30, 2008, the Fund declared a distribution of $176,356 from net investment income ($0.021465 per share).  The distribution will be paid on October 31, 2008 to shareholders of record on October 29, 2008.

(4)	Investment Transactions —

For the year ended September 30, 2008, purchases and proceeds of sales of investment securities (excluding short-term securities) were $28,998,840 and $32,196,621, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$53,133,685	$7,012,246	$3,986,364	$3,025,882	$176,356	$ —

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2008 and September 30, 2007, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2016), as of September 30, 2008, and tax basis post-October losses as of September 30, 2008, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2008				September 30, 2007
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$586,973	$ —	$132,119	$2,365,762	$336,652	$1,471,861

The Fund has utilized $745,869 of its post-October losses for the prior year to decrease current year capital gains.

For corporate shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2008 which is designated as qualifying for the dividends received deduction is 99% (unaudited).

For all shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2008 which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 99% (unaudited).

FMI Provident Trust Strategy Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
  of FMI Provident Trust Strategy Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMI Provident Trust Strategy Fund (the “Fund,” a series of the FMI Mutual Funds, Inc.) at September 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian,  provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
October 30, 2008

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS

		Term of	Principal	# of Funds	Other
	Position	Office and	Occupation (s)	in complex	Directorships
Name, Age	Held with	Length of	During Past	overseen	Held by
and Address	the Fund	Time Served	Five Years	by Director	Director
Non-Interested Directors
Barry K. Allen, 60	Director	Indefinite Term	Mr. Allen is President of Allen	4	Harley-Davidson
c/o Fiduciary		Since 2001	Enterprises, LLC, (Brookfield, WI) a		Inc., FMI Common
Management, Inc.			private equity investments management		Stock Fund, Inc. and
100 E. Wisconsin Ave.			company, and Senior Advisor for		FMI Funds, Inc.
Suite 2200			Providence Equity Partners (Providence,
Milwaukee, WI 53202			RI) since September 2007. He was
Executive Vice President of Qwest
Communications International, Inc.
(Denver, CO) from September 2002 to
June 2007.
Robert C. Arzbaecher, 48	Director	Indefinite Term	Mr. Arzbaecher is President and	4	Actuant Corporation,
c/o Fiduciary		Since 2007	Chief Executive Officer of Actuant		CF Industries
Management, Inc.			Corporation (Butler, WI), a		Holdings, Inc.,
100 E. Wisconsin Ave.			manufacturer of a broad range of		FMI Common Stock
Suite 2200			industrial products and systems, and		Fund, Inc. and FMI
Milwaukee, WI 53202			the Chairman of the Board of		Funds, Inc.
Directors of Actuant Corporation.
George D. Dalton, 80	Director	Indefinite Term	Mr. Dalton is Chairman and Chief	4	FMI Common Stock
c/o Fiduciary		Since 2001	Executive Officer of NOVO1		Fund, Inc. and
Management, Inc.			(Waukesha, WI) a privately held		FMI Funds, Inc.
100 E. Wisconsin Ave.			company specializing in teleservices
Suite 2200			call centers since January 2000.
Milwaukee, WI 53202
Gordon H.
Gunnlaugsson, 64	Director	Indefinite Term	Mr. Gunnlaugsson retired from M&I	4	Renaissance Learning
c/o Fiduciary		Since 2001	Corporation (Milwaukee, WI) in		Systems, Inc., FMI
Management, Inc.			December 2000.		Common Stock
100 E. Wisconsin Ave.					Fund, Inc. and
Suite 2200					FMI Funds, Inc.
Milwaukee, WI 53202
Paul S. Shain, 45	Director	Indefinite Term	Mr. Shain is Senior Vice President	4	FMI Common Stock
c/o Fiduciary		Since 2001	of CDW Corporation (Vernon Hills, IL)		Fund, Inc. and FMI
Management, Inc.			and Chief Executive Officer of CDW		Funds, Inc.
100 E. Wisconsin Ave.			Berbee (f/k/a/ Berbee Information
Suite 2200			Networks Corporation), a strategic
Milwaukee, WI 53202			business unit of CDW Corporation.
CDW Berbee is a leading provider of
Information Technology Services
including unified communications,
infrastructure integration, and hosting
and managed services. He has been
employed by such firm in various
capacities since January 2000.

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS (Continued)

Other
		Term of	Principal	# of Funds	Directorships
	Position	Office and	Occupation (s)	in complex	Held by
Name, Age	Held with	Length of	During Past	overseen	Director
and Address	the Fund	Time Served	Five Years	by Director	or Officer
Interested Director
Donald S. Wilson*, 65	Director	Indefinite Term	Mr. Wilson is Vice Chairman,	2	FMI Common Stock
c/o Fiduciary		Since 2001	Treasurer and Chief Compliance		Fund, Inc.
Management, Inc.	Vice	One Year Term	Officer of Fiduciary Management,
100 E. Wisconsin Ave.	President-	Since 2001	Inc. which he co-founded in 1980.
Suite 2200	and
Milwaukee, WI 53202	Secretary
Other Officers
Ted D. Kellner, 62	President	One Year Term	Mr. Kellner is Chairman of the Board	N/A	Marshall & Ilsley
c/o Fiduciary	and	Since 2001	and Chief Executive Officer of Fiduciary		Corporation,
Management, Inc.	Treasurer		Management, Inc. which he co-founded		Metavante
100 E. Wisconsin Ave.			in 1980.		Technologies, Inc.,
Suite 2200					FMI Common Stock
Milwaukee, WI 53202					Fund, Inc. and
FMI Funds, Inc.
Patrick J. English, 47	Vice-	One Year Term	Mr. English is President of Fiduciary	N/A	FMI Common Stock
c/o Fiduciary	President	Since 2001	Management, Inc. and has been		Fund, Inc. and
Management, Inc.			employed by the Adviser in various		FMI Funds, Inc.
100 E. Wisconsin Ave.			capacities since December, 1986.
Suite 2200
Milwaukee, WI 53202
Kathleen M. Lauters, 56	Chief	At Discretion	Ms. Lauters is the Fund’s Chief	N/A	None
c/o Fiduciary	Compliance	of Board	Compliance Officer since September 2004.
Management, Inc.	Officer	Since 2004	From June 1995 to September 2004 Ms.
100 E. Wisconsin Ave.			Lauters was employed by Strong Capital
Suite 2200			Management, most recently as Senior
Milwaukee, WI 53202			Compliance Analyst.
Camille F. Wildes, 56	Vice-	One Year Term	Ms. Wildes is a Vice-President of	N/A	None
c/o Fiduciary	President	Since 2001	Fiduciary Management, Inc. and has
Management, Inc.	and		been employed by the Adviser in various
100 E. Wisconsin Ave.	Assistant		capacities since December, 1982.
Suite 2200	Treasurer
Milwaukee, WI 53202
__________
*	Mr. Wilson is an interested director of the Fund because he is an officer of the Fund and the Adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
ROBERT C. ARZBAECHER
GEORGE D. DALTON
GORDON H. GUNNLAUGSSON
PAUL S. SHAIN
DONALD S. WILSON

INVESTMENT ADVISER AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMIProvident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit 12 (a).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Mr. Gordon Gunnlaugsson, a member of its audit committee, is an audit committee financial expert.  Mr. Gunnlaugsson is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees

$15,542 (FY 2008) and $11,616 (FY 2007) are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees

There were no fees billed in each of the last two fiscal years for Audit-Related Fees.

(c)    Tax Fees

$0 (FY 2008) and $5,750 (FY 2007) are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d)    All Other Fees

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1)   None

(e) (2)   None

(f)  Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h)  Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

(a)  Not applicable.

(b)  None

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated.  As of October 1, 2008, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated.  There were no changes to FMI Mutual Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FMI Mutual Funds, Inc.
Registrant

By    /s/Ted D. Kellner
Ted D. Kellner, Principal Executive Officer

Date  11-12-08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FMI Mutual Funds, Inc.
Registrant

By    /s/Ted D. Kellner
Ted D. Kellner, Principal Financial Officer

Date  11-12-08